Cash and cash equivalents - Summary of Cash and Cash Equivalents in the Statement of Cash Flows (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 179	$ 165
Short-term deposits	632	421
Money market funds	375	360
Repurchase agreements	136	30
Cash and cash equivalents as recorded in the Group statement of financial position	1,322	976	[1]
Bank overdrafts	(44)	(55)
Cash and cash equivalents as recorded in the Group statement of cash flows	$ 1,278	$ 921		$ 1,391	$ 1,624

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ (see New accounting standards and other presentational changes).